Economic Uncertainties	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Risks and Uncertainties [Abstract]
Economic Uncertainties
19.
Economic Uncertainties

Novel Coronavirus

The COVID-19 pandemic ("COVID-19") and inflation continues to disrupt the U.S. and global economies. While many measures implemented by governments in an effort to slow the spread of COVID-19 have been lifted or eased, there remains ongoing uncertainty about the impact on economic activity. We cannot estimate with any certainty the length or severity of the COVID-19 pandemic or the related financial consequences on our business and operations, including whether and when historic economic and operating conditions will resume or the extent to which the disruption may impact our business, financial position, results of operations or cash flows.

We expect the COVID-19 pandemic to have a minimal impact on sales revenues, as we believe we are well-positioned to take advantage of increased direct-to-consumer sales platforms.

Invasion of Ukraine

Russia's invasion of Ukraine has not had a direct impact on the Company. The Company does not have assets, operations or human capital resources located in Russia or Ukraine, does not invest or hold securities that trade in those areas and does not rely on goods or services sourced in Russia or Ukraine. However, the Company receives its capsules for wine bottles from a supplier in Italy, who has plants located in Ukraine, Italy and Poland. While the Company has not been impacted directly by supply chain disruptions as a result of the invasion, including potential cybersecurity risks and other indirect operational or supply chain challenges, the competition has increased from suppliers due to the closing of the plant in Ukraine.

U.S. Wildfires

Significant wildfires in California, Oregon and Washington state, have engulfed the affected regions in smoke and flames. The long-term trend is that wildfires are increasing resulting from drought conditions. Drought conditions due to global climate change have increased the severity of destructive wildfires which have affected the U.S. grape harvest. When vineyards and grapes are exposed to smoke, it can result in an ashy, burnt, or smoky aroma, described as "smoke tainted”. Industry grape suppliers have also experienced smoke and fire damage from the wildfires. Damage to our grape harvest and vineyards caused from wildfires have impacted our revenues, costs of revenues and winery overhead for the periods presented.

17.
Novel Coronavirus and Northern California Fires

The COVID-19 pandemic and restrictions imposed by federal, state, and local governments in response to the outbreak have disrupted and will continue to disrupt our business. While many of the restrictions have expired, some are continuing and others are being reimplemented as COVID-19 continues to spread. We expect the COVID-19 pandemic to have a minimal impact on sales revenues, as we are well-positioned to take advantage of increased direct to consumer sale platforms in lieu of in-person transactions.

Our operations could be further disrupted if a significant number of employees are unable or unwilling to work, whether because of illness, quarantine, restrictions on travel or fear of contracting COVID-19. In addition, we could be impacted by further risk of the fires in Northern California, which could further materially adversely affect liquidity, financial position, and results of operations. To support employees and protect the health and safety of employees and customers, we may offer enhanced health and welfare benefits, provide bonuses to employees, and purchase additional sanitation supplies and personal protective materials. These measures will increase operating costs and adversely affect liquidity.

The COVID-19 pandemic and fires in Northern California may also adversely affect the ability of grape suppliers to fulfill their obligations, which may negatively affect operations. If suppliers are unable to fulfill their obligation, we could face shortages of grapes, and operations and sales could be adversely impacted. Additionally, the Northern California fires may result in damage to our vineyards and properties and damaging the grapes used in producing wine varietals and blends, and interruption of our operations. While we maintain insurance for property damage, crops, and business interruption relating to catastrophic events, such as fires, the potential adverse impact to us is uncertain as of the date of the consolidated financial